LOSS PER SHARE - Weighted average number of shares (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Weighted average number of common shares (in thousands) - basic (in shares)	950,266,000	949,030,000
Weighted average number of dilutive stock options (in shares)	0	0
Weighted average number of dilutive Restricted Share Units (in shares)	1,658,000	0
Weighted average number of common shares (in thousands) - diluted (in shares)	951,924,000	949,030,000
Antidilutive securities (in shares)	2,076,000	4,056,000
Adjusted weighted average number of ordinary shares outstanding	951,924,000	949,030,000
Employee stock option
Earnings per share [line items]
Antidilutive securities (in shares)	1,286,000	1,772,000
Restricted stock units
Earnings per share [line items]
Antidilutive securities (in shares)	790,000	2,284,000